Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of financial liabilities activity by maturity

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	30,203	—	206	52,337	82,746
Between 1 and 5 years	332,032	198,219	3,157	18,911	552,319
More than 1 year	362,235	198,219	3,363	71,248	635,065
Less than 1 year	166,124	3,733	33,493	92,298	295,648
At January 1, 2024	528,359	201,952	36,856	163,546	930,713

Loans	1,971,542	—	332	750,983	2,722,857
Repayments	(1,177,328)	—	(33,604)	(377,540)	(1,588,472)
Acquisitions through business combinations	332,529	—	1,500	234,491	568,520
Transaction expenses	(6,686)	668	—	(3,972)	(9,990)
Other changes	5,257	—	(171)	(85)	5,001
Disposals through sale of subsidiary	—	—	(1,137)	—	(1,137)
Translation differences	(867)	—	(32)	(4,338)	(5,237)
Balance at December 31, 2024	1,652,806	202,620	3,744	763,085	2,622,255

More than 5 years	360,928	—	184	528,109	889,221
Between 1 and 5 years	1,089,941	198,887	1,267	139,252	1,429,347
More than 1 year	1,450,869	198,887	1,451	667,361	2,318,568
Less than 1 year	201,937	3,733	2,293	95,724	303,687
Balance at December 31, 2024	1,652,806	202,620	3,744	763,085	2,622,255

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	360,928	—	184	528,109	889,221
Between 1 and 5 years	1,089,941	198,887	1,267	139,252	1,429,347
More than 1 year	1,450,869	198,887	1,451	667,361	2,318,568
Less than 1 year	201,937	3,733	2,293	95,724	303,687
At January 1, 2025	1,652,806	202,620	3,744	763,085	2,622,255

Loans	4,782,903	—	2,539	1,686,124	6,471,566

Repayments	(4,237,099)	—	(121,881)	(600,727)	(4,959,707)
Acquisitions through business combinations (Note 25)	995,820	—	120,541	303,063	1,419,424
Transaction expenses	(23,877)	667	—	(8,829)	(32,039)
Other changes	(4,594)	—	—	1,064	(3,530)
Translation differences	24,801	—	106	6,913	31,820
Balance at December 31, 2025	3,190,760	203,287	5,049	2,150,693	5,549,789

More than 5 years	556,818	—	48	1,372,532	1,929,398
Between 1 and 5 years	2,282,772	—	3,320	504,263	2,790,355
More than 1 year	2,839,590	—	3,368	1,876,795	4,719,753
Less than 1 year	351,170	203,287	1,681	273,898	830,036
Balance at December 31, 2025	3,190,760	203,287	5,049	2,150,693	5,549,789
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2024
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	1,855,426	2,429,845	313,873	1,603,373	512,598
Other borrowings (Note 17)	763,085	1,111,977	143,799	292,668	675,510
Lease liabilities (Note 17)	3,744	4,138	2,397	1,517	224
Current trade and other payables * (Note 18)	52,073	52,073	52,073	—	—
	2,674,328	3,598,033	512,143	1,897,558	1,188,332

	Contractual cash flows December 31, 2025
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	3,394,047	4,388,777	759,149	2,845,993	783,636
Other borrowings (Note 17)	2,150,693	3,121,500	395,002	949,471	1,777,028
Lease liabilities (Note 17)	5,049	5,763	1,793	3,915	56
Current trade and other payables * (Note 18)	143,653	143,653	143,653	—	—
	5,693,442	7,659,694	1,299,596	3,799,379	2,560,719

* Deferred income and VAT payables (included in other payables) (see Note 18), which are not financial liabilities, are not included.

Schedule of interest-bearing loans and borrowings
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2025			December 31, 2024
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured Revolving loan 80M	EUR	SOFR + CAS + 1.45%	2025	—	—	—	83,112	27,500	27,505
Unsecured Revolving loan 150M	EUR	SOFR + CAS + 1.80%	2028	176,250	—	(1,651)	—	—	—
Secured FSO loan 161.1M	USD	SOFR + 2.15%	2030	123,593	123,593	122,736	148,727	148,727	147,464
Secured vessels loan Refi - Revolving loan 950M*	USD	SOFR + 2.30% - 2.90%	2028	950,000	735,000	730,703	995,207	750,000	743,637
Secured vessels loan 129.75M	USD	SOFR + 1.28% - 1.73%	2038	25,950	25,950	25,481	25,950	25,950	26,102
Secured vessels Revolving loan 182.5M*	USD	SOFR + 2.20% - 2.80%	2029	46,049	45,049	44,109	169,500	167,250	165,691
Secured vessels loan 392.7M	USD	SOFR + 1.75%	2040	168,861	168,861	167,244	—	—	—
Secured 1.4B Bridge Facility	USD	SOFR + 3.04%	2026	122,522	122,522	122,598	—	—	—
Credit Line Windcat EUR 1.25M	EUR	SOFR + 1.83%	—	1,469	1,469	1,470	1,299	1,299	1,299
Credit Line Windcat EUR 1.25M	EUR	SOFR + 2.40%	—	1,469	1,469	1,470	1,299	1,299	1,299
Secured loan EUR 151.2M	EUR	Euribor + 1.00%	2038	121,750	121,750	119,813	86,925	86,925	87,510
Secured loan 152M	USD	SOFR + 2.06%	2036	67,425	67,425	65,354	72,504	72,504	70,309
Secured loan 280M	USD	SOFR + 2.06%	2036	175,855	175,855	170,166	189,216	189,216	183,163
Secured loan 224M	USD	SOFR + 2.06%	2038	162,773	162,773	157,768	115,733	115,733	112,330
Secured loan Windcat EUR 77.9M	EUR	Euribor + 3.25%	2027	46,998	46,998	46,838	49,426	43,921	43,623
Secured loan EUR 154.7M	EUR	Euribor + 1.00% Euribor + 0.90%	2037 2039	91,364	91,364	89,122	34,276	34,276	34,634
Secured loan EUR 8.8M	EUR	Euribor + 1.10%	2033	8,272	8,272	8,297	8,228	8,228	8,240
Secured loan 41.8M	USD	SOFR + 2.00%	2033	41,109	41,109	40,420	—	—	—
Secured loan 1,400 TEU 26.3M	USD	SOFR + 3.75% Euribor + 3.55%	2032	2,025	2,025	2,043	—	—	—
Secured loan 57.5M	USD	SOFR + 1.80%	2035	20,084	20,084	20,109	—	—	—
Secured vessels loan 2B Facility	USD	SOFR + 2.10% - 2.75%	2030	1,194,659	1,194,659	1,182,981	—	—	—
Secured vessels Revolving loan 105.1M	USD	SOFR + 1.80%	2027	74,100	74,100	73,690	—	—	—
Total interest-bearing bank loans				3,622,579	3,230,329	3,190,760	1,981,402	1,672,828	1,652,806
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.

(in thousands of USD)				December 31, 2025			December 31, 2024
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	6.25%	2026	200,000	200,000	203,287	200,000	200,000	202,620
Total other notes				200,000	200,000	203,287	200,000	200,000	202,620

Schedule of future lease payments for leaseback agreement
The future capital payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2025	December 31, 2024

Less than one year	229,951	31,701
Between one and five years	508,140	141,251
More than five years	1,381,645	531,385
Total future capital payables	2,119,736	704,337

Schedule of reconciliation of liabilities and equity to cash flows arising from financing activities
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2023	1,333,183	197,556	136,861	28,679	1,917,484	33,029	(163,024)	385,976	3,869,744

Changes from financing cash flows
Proceeds from loans and borrowings	2,124,850	—	—	—	—	—	—	—	2,124,850
Proceeds from issue of other borrowings	—	—	569,277	—	—	—	—	—	569,277
Proceeds from transfer of treasury shares	—	—	—	—	—	—	5,429	—	5,429
Repayment of sale and leaseback agreement	—	—	(96,006)	—	—	—	—	—	(96,006)
Transaction costs related to loans and borrowings	(13,761)	—	(769)	—	—	—	—	—	(14,530)
Repayment of borrowings	(2,933,724)	—	—	—	—	—	—	—	(2,933,724)
Repayment of commercial paper	—	—	(458,272)	—	—	—	—	—	(458,272)
Repayment of lease liabilities	—	—	—	(21,942)	—	—	—	—	(21,942)
Dividend paid	—	—	—	—	(211,807)	—	—	(418,733)	(630,540)
Total changes from financing cash flows	(822,635)	—	14,230	(21,942)	(211,807)	—	5,429	(418,733)	(1,455,458)

Other changes
Liability-related
Amortization of transaction costs	15,835	692	4	—	—	—	—	—	16,531
Amortization of above par issuance	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance	—	28	—	—	—	—	—	—	28
New leases	—	—	—	2,312	—	—	—	—	2,312
Remeasurement	—	—	—	27,158	—	—	—	—	27,158
Interest expense (Note 6)	—	—	9,423	631	—	—	—	—	10,054
Translation differences	—	—	2,609	18	—	—	—	—	2,627
Other	1,976	3,733	419	—	—	—	—	—	6,128
Total liability-related other changes	17,811	4,396	12,455	30,119	—	—	—	—	64,781

Total equity-related other changes (Note 15)	—	—	—	—	—	(31,654)	—	840,673	809,019

Balance at December 31, 2023	528,359	201,952	163,546	36,856	1,705,677	1,375	(157,595)	807,916	3,288,086

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2024	528,359	201,952	163,546	36,856	1,705,677	1,375	(157,595)	807,916	3,288,086

Changes from financing cash flows
Proceeds from loans and borrowings (Note 17)	1,971,542	—	—	—	—	—	—	—	1,971,542
Proceeds from issue of other borrowings (Note 17)	—	—	750,983	—	—	—	—	—	750,983
Proceeds from transfer of treasury shares (Note 15)	—	—	—	—	—	—	(126,913)	—	(126,913)
Repayment of sale and leaseback agreement (Note 17)	—	—	(54,299)	—	—	—	—	—	(54,299)
Transaction costs related to loans and borrowings (Note 17)	(14,946)	—	(4,278)	—	—	—	—	—	(19,224)
Repayment of borrowings (Note 17)	(1,177,328)	—	—	—	—	—	—	—	(1,177,328)
Repayment of commercial paper (Note 17)	—	—	(357,171)	—	—	—	—	—	(357,171)
Repayment of lease liabilities (Note 17)	—	—	—	(33,879)	—	—	—	—	(33,879)
Dividend paid	—	—	—	—	(1,006,043)	—	—	(120,640)	(1,126,683)
Total changes from financing cash flows	779,268	—	335,235	(33,879)	(1,006,043)	—	(126,913)	(120,640)	(172,972)

Other changes
Liability-related
Amortization of transaction costs (Note 17)	8,260	697	306	—	—	—	—	—	9,263
Amortization of above par issuance (Note 17)	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance (Note 17)	—	28	—	—	—	—	—	—	28
New leases (Note 17)	—	—	—	332	—	—	—	—	332
Acquisitions through business combination	332,529	—	234,491	1,500	—	—	—	—	568,520
Remeasurement (Note 17)	—	—	—	(1,137)	—	—	—	—	(1,137)
Interest expense (Note 6)	—	—	33,930	275	—	—	—	—	34,205
Translation differences (Note 17)	(867)	—	(4,338)	(32)	—	—	—	—	(5,237)
Other	5,257	—	(85)	(171)	—	—	—	—	5,001
Total liability-related other changes	345,179	668	264,304	767	—	—	—	—	610,918

Total equity-related other changes (Note 15)	—	—	—	—	—	(1,275)	—	89,822	88,547

Balance at December 31, 2024	1,652,806	202,620	763,085	3,744	699,634	100	(284,508)	777,098	3,814,579

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Balance at January 1, 2025	1,652,806	202,620	763,085	3,744	699,634	100	(284,508)	777,098	3,814,579

Changes from financing cash flows
Proceeds from loans and borrowings (Note 17)	4,782,903	—	—	—	—	—	—	—	4,782,903
Proceeds from issue of other borrowings (Note 17)	—	—	1,686,124	—	—	—	—	—	1,686,124
Repayment of sale and leaseback liability (Note 17)	—	—	(379,423)	—	—	—	—	—	(379,423)
Transaction costs related to loans and borrowings (Note 17)	(63,773)	—	(10,621)	—	—	—	—	—	(74,394)
Repayment of borrowings (Note 17)	(4,237,099)	—	—	—	—	—	—	—	(4,237,099)
Repayment of commercial paper (Note 17)	—	—	(221,304)	—	—	—	—	—	(221,304)
Repayment of lease liabilities (Note 17)	—	—	—	(121,881)	—	—	—	—	(121,881)
Dividend paid	—	—	—	—	—	—	—	(20,157)	(20,157)
Total changes from financing cash flows	482,031	—	1,074,776	(121,881)	—	—	—	(20,157)	1,414,769

Other changes
Liability-related
Amortization of transaction costs (Note 17)	39,896	696	1,792	—	—	—	—	—	42,384
Amortization of above par issuance (Note 17)	—	(57)	—	—	—	—	—	—	(57)
Amortization of below par issuance (Note 17)	—	28	—	—	—	—	—	—	28
New leases (Note 17)	—	—	—	2,539	—	—	—	—	2,539
Acquisitions through business combination (Note 17)	995,820	—	303,063	120,541	—	—	—	—	1,419,424
Translation differences (Note 17)	24,801	—	6,913	106	—	—	—	—	31,820
Other	(4,594)	—	1,064	—	—	—	—	—	(3,530)
Total liability-related other changes	1,055,923	667	312,832	123,186	—	—	—	—	1,492,608

Equity-related
Merger	—	—	—	—	1,461,363	—	—	(244,352)	1,217,011
Acquisitions through business combination (Note 17)	—	—	—		—	—	—	72,726	72,726
Other	—	—	—	—	—	9,492	—	151,924	161,416
Total equity-related other changes (Note 15)	—	—	—	—	1,461,363	9,492	—	(19,702)	1,451,153

Balance at December 31, 2025	3,190,760	203,287	2,150,693	5,049	2,160,997	9,592	(284,508)	737,239	8,173,109